Large/Mid-Cap Growth Fund
Large/Mid Cap Growth Fund CLASS A: TLGAX | CLASS C: TLGCX
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 65 of the prospectus and “Purchase, Redemption and Pricing of Shares” on page 33 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Large/Mid-Cap Growth Fund		Class A	Class C
Maximum sales charge (load) on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses Large/Mid-Cap Growth Fund		Class A	Class C
Management Fee		0.85%	0.85%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		0.50%	0.50%
Fees and Expenses of Acquired Funds		0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	1.62%	2.37%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Large/Mid-Cap Growth Fund (USD $)	Class A	Class C
1 Year	706	340
3 Years	1,033	739
5 Years	1,383	1,265
10 Years	2,366	2,706

Expense Example, No Redemption (USD $)	Large/Mid-Cap Growth Fund Class C
1 Year	240
3 Years	739
5 Years	1,265
10 Years	2,706

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 150.07% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
•	The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in larger U.S. stocks. Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than $2 billion. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

•	This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•	The Fund normally invests in a portfolio of securities which includes a broadly diversified number of common stocks that the Fund’s Investment Manager believes show a high probability of superior prospects for above average growth. The Fund’s Investment Manager chooses these securities using a “bottom up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS
1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

4.	Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

5.	Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

6.	Mid-Sized Company Investing Risk | Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

7.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the domestic stock markets and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best Worst Quarter Quarter Dec-01 Mar-01 16.48% -23.99
Average Annual Total Returns (for periods ending on December 31, 2011)
Average Annual Total Returns Large/Mid-Cap Growth Fund		1 Year	5 Year	10 Year	Since Inception
Return before taxes Class A		(6.33%)	(0.60%)	(0.34%)
Return before taxes Class C		(2.75%)	(0.26%)		1.24%
Return after taxes on distributions Class A	[1]	(7.00%)	(1.09%)	(0.58%)
Return after taxes on distributions Class C	[1]	(3.51%)	(0.78%)		0.91%
Return after taxes on distributions and sale of shares Class A	[1]	(3.24%)	(0.56%)	(0.31%)
Return after taxes on distributions and sale of shares Class C	[1]	(0.78%)	(0.27%)		1.04%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) Class A	[2]	2.64%	2.50%	2.60%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) Class C	[2]	2.64%	2.50%		3.85%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[2]	The Russell 1000 Growth Index is a widely recognized, unmanaged index of 1000 large-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.